Convergence Long/Short Equity Fund
Schedule of Investments
February 28, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 129.49%
Accommodation - 1.06%
Hilton Grand Vacations, Inc. (a)	3,332	$131,647
Penn National Gaming, Inc. (a)	1,287	149,009
		280,656
Administrative and Support Services - 0.39%
ABM Industries, Inc.	2,395	103,416

Air Transportation - 0.68%
SkyWest, Inc. (a)	3,211	181,004

Ambulatory Health Care Services - 2.54%
CareDx, Inc. (a)	2,948	233,128
Novocure Ltd. (a)(c)	1,391	207,398
Select Medical Holdings Corp. (a)	7,410	234,527
		675,053
Beverage and Tobacco Product Manufacturing - 1.47%
National Beverage Corp.	3,913	186,494
Philip Morris International, Inc.	2,427	203,917
		390,411
Broadcasting (except Internet) - 1.45%
Roku, Inc. (a)	973	384,802

Building Material and Garden Equipment and Supplies Dealers - 2.40%
Home Depot, Inc.	2,462	636,033

Chemical Manufacturing - 3.72%
Gilead Sciences, Inc.	3,721	228,469
Johnson & Johnson	1,435	227,390
Moderna, Inc. (a)	1,595	246,922
Mosaic Co.	4,906	144,236
Trinseo SA (c)	2,190	141,715
		988,732
Clothing and Clothing Accessories Stores - 0.79%
L Brands, Inc. (a)	3,840	209,894

Computer and Electronic Product Manufacturing - 22.14%
Alphabet, Inc. - Class A (a)	283	572,201
Alphabet, Inc. - Class C (a)	281	572,358
Amkor Technology, Inc.	22,724	542,876
Apple, Inc. (b)	3,345	405,615
Broadcom, Inc.	680	319,512
Bruker Corp.	3,711	226,297
Cisco Systems, Inc. (b)	6,821	306,058
Hologic, Inc. (a)	3,073	221,533
IDEXX Laboratories, Inc. (a)	428	222,633
Jabil, Inc.	4,993	215,548
Pacific Biosciences of California, Inc. (a)	6,725	205,583
PerkinElmer, Inc.	1,855	233,897
Qualcomm, Inc.	2,295	312,556

Sanmina Corp. (a)	6,765	240,969
Square, Inc. - Class A (a)(b)	1,556	357,927
Teradata Corp. (a)	9,366	375,577
Thermo Fisher Scientific, Inc.	518	233,141
Trimble, Inc. (a)	4,129	306,124
		5,870,405
Construction of Buildings - 3.16%
Avantor, Inc. (a)	8,449	235,473
KB Home	3,748	151,344
Lennar Corp. - Class A	1,861	154,407
Toll Brothers, Inc.	2,880	153,850
Tri Pointe Homes, Inc. (a)	7,380	140,220
		835,294
Couriers and Messengers - 0.66%
United Parcel Service, Inc. - Class B	1,113	175,665

Credit Intermediation and Related Activities - 6.81%
Bank of America Corp.	10,920	379,033
Citigroup, Inc.	5,547	365,436
Fifth Third Bancorp	6,053	209,979
Hilltop Holdings, Inc.	4,215	139,264
JPMorgan Chase & Co.	1,836	270,204
OneMain Holdings, Inc.	4,390	205,935
Wells Fargo & Co.	6,605	238,903
		1,808,754
Data Processing, Hosting and Related Services - 0.47%
Upwork, Inc. (a)	2,308	124,355

Electrical Equipment, Appliance, and Component Manufacturing - 1.17%
Resideo Technologies, Inc. (a)	6,717	161,342
Whirlpool Corp.	784	149,023
		310,365
Electronics and Appliance Stores - 0.86%
Best Buy Company, Inc.	2,274	228,196

Fabricated Metal Product Manufacturing - 1.93%
Atkore, Inc. (a)	2,569	173,793
Hillenbrand, Inc.	3,633	168,789
Parker-Hannifin Corp.	587	168,446
		511,028
Food Manufacturing - 2.33%
Kraft Heinz Co.	5,099	185,502
Medifast, Inc.	966	244,388
Tyson Foods, Inc. - Class A	2,786	188,529
		618,419
Food Services and Drinking Places - 1.87%
Brinker International, Inc. (a)	1,975	135,465
Manhattan Associates, Inc. (a)	2,944	361,965
		497,430

Funds, Trusts, and Other Financial Vehicles - 0.55%
Garmin Ltd. (c)	1,167	144,731

Furniture and Related Product Manufacturing - 0.55%
Fortune Brands Home & Security, Inc.	1,765	146,742

General Merchandise Stores - 2.14%
BJ's Wholesale Club Holdings, Inc. (a)	2,700	108,486
Target Corp.	1,032	189,310
Wal-Mart, Inc.	2,089	271,403
		569,199
Heavy and Civil Engineering Construction - 0.55%
Dycom Industries, Inc. (a)	1,919	146,957

Hospitals - 1.62%
HCA Healthcare, Inc.	1,139	195,942
Tenet Healthcare Corp. (a)	4,537	231,477
		427,419
Insurance Carriers and Related Activities - 3.35%
American International Group, Inc.	3,428	150,661
Arch Capital Group Ltd. (a)(c)	4,070	145,787
Chubb Ltd. (c)	912	148,273
Prudential Financial, Inc.	1,657	143,695
Radian Group, Inc.	6,616	134,966
Travelers Companies, Inc.	1,136	165,288
		888,670
Machinery Manufacturing - 5.63%
AGCO Corp.	1,313	170,007
Applied Materials, Inc.	3,976	469,923
Brunswick Corp.	1,663	146,959
Deere & Co.	635	221,691
iRobot Corp. (a)	1,193	148,063
Oshkosh Corp.	1,560	165,360
Terex Corp.	4,185	172,339
		1,494,342
Management of Companies and Enterprises - 1.20%
Capital One Financial Corp.	2,640	317,302

Merchant Wholesalers, Durable Goods - 5.62%
Arrow Electronics, Inc. (a)	3,199	320,732
Avnet, Inc.	6,257	238,204
Jefferies Financial Group, Inc.	9,766	283,605
Owens & Minor, Inc.	7,538	256,367
Sunrun, Inc. (a)	2,003	125,348
Synnex Corp.	2,982	265,875
		1,490,131
Merchant Wholesalers, Nondurable Goods - 1.56%
McKesson Corp.	1,200	203,424
Nu Skin Enterprises, Inc. - Class A	4,108	210,247
		413,671
Mining (except Oil and Gas) - 1.70%
Freeport-McMoRan, Inc. (a)	6,736	228,417
Southern Copper Corp.	3,132	223,406
		451,823

Miscellaneous Manufacturing - 0.94%
Envista Holdings Corp. (a)	6,480	249,739

Motor Vehicle and Parts Dealers - 0.82%
Penske Automotive Group, Inc.	3,195	217,196

Nonstore Retailers - 2.35%
Amazon.com, Inc. (a)	159	491,776
Overstock.com, Inc. (a)	1,942	130,444
		622,220
Oil and Gas Extraction - 2.59%
EOG Resources, Inc.	3,526	227,639
Ovintiv, Inc.	10,304	237,714
PDC Energy, Inc. (a)	6,271	219,171
		684,524
Other Information Services - 2.70%
Facebook, Inc. - Class A (a)	456	117,475
Pinterest, Inc. - Class A (a)	7,444	599,837
		717,312
Paper Manufacturing - 0.39%
Westrock Co.	2,401	104,660

Performing Arts, Spectator Sports, and Related Industries - 2.43%
Activision Blizzard, Inc.	3,623	346,395
Boyd Gaming Corp. (a)	2,534	148,746
Scientific Games Corp. (a)	3,203	149,996
		645,137
Petroleum and Coal Products Manufacturing - 0.51%
Renewable Energy Group, Inc. (a)	1,730	134,542

Plastics and Rubber Products Manufacturing - 0.67%
Advanced Drainage Systems, Inc.	1,615	177,682

Primary Metal Manufacturing - 0.61%
Alcoa Corp. (a)	6,633	162,840

Professional, Scientific, and Technical Services - 5.51%
Digital Turbine, Inc. (a)	4,883	403,189
Fluor Corp. (a)	8,530	146,375
Insperity, Inc.	1,324	117,439
IQVIA Holdings, Inc. (a)	1,212	233,661
Qurate Retail, Inc. - Series A (a)	17,649	219,201
VMware, Inc. - Class A (a)(b)	2,463	340,411
		1,460,276
Publishing Industries (except Internet) - 11.58%
Appfolio, Inc. - Class A (a)	2,124	348,378
Autodesk, Inc. (a)	1,071	295,596
Cadence Design Systems, Inc. (a)	2,928	413,112
Crowdstrike Holdings, Inc. - Class A (a)	1,758	379,728
Microsoft Corp. (b)	1,543	358,562
Oracle Corp.	5,372	346,548
SPS Commerce, Inc. (a)	3,642	366,859
Veeva Systems, Inc. - Class A (a)	708	198,318
Workiva, Inc. (a)	3,595	363,634
		3,070,735

Real Estate - 3.29%
CBRE Group, Inc. - Class A (a)	1,875	142,069
eXp World Holdings, Inc. (a)	1,652	99,764
Jones Lang LaSalle, Inc.	710	123,526
Redfin Corp. (a)	1,184	89,676
Zillow Group, Inc. - Class A (a)	2,462	418,097
		873,132
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.91%
Artisan Partners Asset Management, Inc. - Class A	4,502	213,845
Evercore, Inc. - Class A	2,745	328,769
Houlihan Lokey, Inc.	3,800	241,528
Raymond James Financial, Inc.	2,149	250,874
		1,035,016
Specialty Trade Contractors - 0.59%
Quanta Services, Inc.	1,876	157,303

Telecommunications - 1.27%
AT&T, Inc.	12,075	336,772

Transportation Equipment Manufacturing - 4.20%
AeroVironment, Inc. (a)	1,530	168,422
General Motors Co.	7,656	392,982
Polaris Industries, Inc.	1,233	145,198
Tesla, Inc. (a)	598	403,949
		1,110,551
Truck Transportation - 1.33%
Landstar System, Inc.	1,099	175,994
Ryder System, Inc.	2,604	176,473
		352,467
Utilities - 2.24%
AES Corp.	5,248	139,387
MDU Resources Group, Inc.	5,754	161,687
NRG Energy, Inc.	3,678	134,284
UGI Corp.	4,129	158,182
		593,540
Waste Management and Remediation Services - 0.62%
Darling Ingredients, Inc. (a)	2,589	163,211

Wood Product Manufacturing - 0.57%
Louisiana-Pacific Corp.	3,185	151,638

TOTAL COMMON STOCKS (Cost $27,713,762)		34,341,392

REAL ESTATE INVESTMENT TRUSTS - 1.96%
Forestry and Logging - 0.53%
Weyerhaeuser Co.	4,134	140,019

Paper Manufacturing - 0.55%
PotlatchDeltic Corp.	2,851	144,688

Real Estate - 0.88%
Highwoods Properties, Inc.	2,980	119,081
National Storage Affiliates Trust	2,977	114,763
		233,844
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $451,996)		518,551

SHORT-TERM INVESTMENTS - 1.67%
First American Government Obligations Fund - Class X, 0.030% (b)(d)		443,053	443,053
TOTAL SHORT-TERM INVESTMENTS (Cost $443,053)			443,053

Total Investments (Cost $28,608,811) - 133.12%			35,302,996
Liabilities in Excess of Other Assets - (33.12)%			(8,784,157)
TOTAL NET ASSETS - 100.00%			$26,518,839

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $32,435,720 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of February 28, 2021.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Long/Short Equity Fund
Schedule of Securities Sold Short
February 28, 2021 (Unaudited)

SECURITIES SOLD SHORT - (46.06)%	Shares	Value
COMMON STOCKS (38.28)%
Accommodation - (0.33)%
Caesars Entertainment, Inc.	(529)	$(49,430)
MGM Resorts International	(1,023)	(38,659)
		(88,089)
Administrative and Support Services - (1.26)%
Dun & Bradstreet Holdings, Inc.	(978)	(21,379)
Global Payments, Inc.	(610)	(120,774)
R1 RCM, Inc.	(2,504)	(69,211)
US Ecology, Inc.	(768)	(29,345)
Visa, Inc. - Class A	(438)	(93,027)
		(333,736)
Air Transportation - (0.21)%
JetBlue Airways Corp.	(2,924)	(53,889)

Ambulatory Health Care Services - (0.29)%
ALX Oncology Holdings, Inc.	(433)	(34,766)
Axsome Therapeutics, Inc.	(607)	(40,887)
		(75,653)
Apparel Manufacturing - (0.24)%
Ralph Lauren Corp.	(246)	(28,802)
VF Corp.	(434)	(34,342)
		(63,144)
Beverage and Tobacco Product Manufacturing - (0.21)%
Keurig Dr Pepper, Inc.	(1,850)	(56,462)

Broadcasting (except Internet) - (1.51)%
Cable One, Inc.	(67)	(128,295)
Fox Corp. - Class B	(4,509)	(143,972)
Madison Square Garden Co.	(676)	(130,029)
		(402,296)

Chemical Manufacturing - (2.81)%
Acceleron Pharma, Inc.	(325)	(44,252)
Agios Pharmaceuticals, Inc.	(513)	(24,337)
Albemarle Corp.	(198)	(31,128)
Amyris, Inc.	(1,961)	(27,062)
Apellis Pharmaceuticals, Inc.	(639)	(30,781)
Arena Pharmaceuticals, Inc.	(491)	(39,452)
Bridgebio Pharma, Inc.	(619)	(43,751)
ChemoCentryx, Inc.	(565)	(38,330)
Coty, Inc. - Class A	(10,082)	(77,329)
Energizer Holdings, Inc.	(1,773)	(74,111)
Global Blood Therapeutics, Inc.	(935)	(39,831)
Insmed, Inc.	(786)	(28,115)
Intra-Cellular Therapies, Inc.	(819)	(29,017)
Karuna Therapeutics, Inc.	(195)	(24,367)
Rocket Pharmaceuticals, Inc.	(643)	(35,738)
Sage Therapeutics, Inc.	(473)	(40,205)
TG Therapeutics, Inc.	(772)	(33,790)
Tronox Holdings PLC - Class A (a)	(1,968)	(36,093)
Turning Point Therapeutics, Inc.	(406)	(47,870)
		(745,559)
Clothing and Clothing Accessories Stores - (0.49)%
Charter Communications, Inc. - Class A	(216)	(132,499)

Computer and Electronic Product Manufacturing - (2.60)%
Arista Networks, Inc.	(362)	(101,302)
Cree, Inc.	(969)	(109,943)
Itron, Inc.	(922)	(108,096)
L3Harris Technologies, Inc.	(230)	(41,839)
MaxLinear, Inc.	(2,777)	(110,441)
Micron Technology, Inc.	(1,204)	(110,202)
Onto Innovation, Inc.	(1,705)	(106,494)
		(688,317)
Credit Intermediation and Related Activities - (1.23)%
Ameris Bancorp	(1,067)	(50,832)
Bank of Hawaii Corp.	(572)	(50,050)
Independent Bank Corp.	(607)	(51,905)
Independent Bank Group, Inc.	(721)	(50,246)
PennyMac Financial Services, Inc.	(1,095)	(64,835)
Prosperity Bancshares, Inc.	(826)	(60,686)
		(328,554)
Data Processing, Hosting and Related Services - (1.22)%
Fidelity National Information Services, Inc.	(769)	(106,122)
Fiserv, Inc.	(917)	(105,794)
Pegasystems, Inc.	(840)	(111,174)
		(323,090)
Educational Services - (0.18)%
Strategic Education, Inc.	(511)	(46,460)

Electrical Equipment, Appliance, and Component Manufacturing - (0.18)%
Armstrong World Industries, Inc.	(562)	(48,096)

Food and Beverage Stores - (0.24)%
Grocery Outlet Holding Corp.	(1,752)	(63,054)

Food Manufacturing - (0.89)%
General Mills, Inc.	(1,162)	(63,922)
J.M. Smucker Co.	(519)	(58,128)
Simply Good Foods Co.	(2,047)	(59,711)
TreeHouse Foods, Inc.	(1,134)	(56,723)
		(238,484)
Food Services and Drinking Places - (0.42)%
Casey's General Stores, Inc.	(312)	(63,012)
Starbucks Corp.	(439)	(47,425)
		(110,437)
Funds, Trusts, and Other Financial Vehicles - (0.44)%
Carlyle Group, Inc.	(2,121)	(72,644)
Renaissancere Holdings Ltd. (a)	(277)	(46,253)
		(118,897)
Furniture and Home Furnishings Stores - (0.80)%
Switch, Inc. - Class A	(6,103)	(105,826)
Williams-Sonoma, Inc.	(805)	(105,688)
		(211,514)
Furniture and Related Product Manufacturing - (0.12)%
Purple Innovation, Inc.	(889)	(32,706)

General Merchandise Stores - (1.21)%
Burlington Stores, Inc.	(415)	(107,410)
Dollar General Corp.	(542)	(102,433)
Ollie's Bargain Outlet Holdings, Inc.	(1,320)	(109,138)
		(318,981)
Health and Personal Care Stores - (0.41)%
Ulta Beauty, Inc.	(345)	(111,204)

Insurance Carriers and Related Activities - (0.84)%
American National Group, Inc.	(376)	(33,848)
eHealth, Inc.	(581)	(34,524)
Equitable Holdings, Inc.	(2,731)	(80,756)
Goosehead Insurance, Inc. - Class A	(262)	(33,939)
Palomar Holdings, Inc.	(457)	(38,904)
		(221,971)
Leather and Allied Product Manufacturing - (0.11)%
Skechers U.S.A., Inc. - Class A	(773)	(28,292)

Machinery Manufacturing - (0.72)%
Colfax Corp.	(1,056)	(46,834)
II-VI, Inc.	(1,686)	(142,130)
		(188,964)
Management of Companies and Enterprises - (1.41)%
Azek Company, Inc.	(1,062)	(46,845)
Cannae Holdings, Inc.	(1,741)	(65,026)
Cullen/Frost Bankers, Inc.	(610)	(63,684)
South State Corp.	(748)	(58,987)
Xerox Holdings Corp.	(5,508)	(140,344)
		(374,886)

Merchant Wholesalers, Durable Goods - (1.13)%
Hexcel Corp.	(758)	(40,750)
New Relic, Inc.	(1,755)	(107,301)
RBC Bearings, Inc.	(207)	(41,206)
Silk Road Medical, Inc.	(1,187)	(65,012)
Trinity Industries, Inc.	(1,388)	(44,555)
		(298,824)
Merchant Wholesalers, Nondurable Goods - (0.53)%
Allakos, Inc.	(394)	(47,745)
Arrowhead Pharmaceuticals, Inc.	(478)	(38,077)
Macquarie Infrastructure Corp.	(1,751)	(54,876)
		(140,698)
Mining (except Oil and Gas) - (0.33)%
Coeur Mining, Inc.	(2,998)	(27,012)
Hecla Mining Co.	(5,488)	(35,837)
Novagold Resources, Inc. (a)	(2,899)	(24,207)
		(87,056)
Miscellaneous Manufacturing - (1.39)%
Boston Scientific Corp.	(1,765)	(68,447)
DexCom, Inc.	(163)	(64,838)
Edwards Lifesciences Corp.	(813)	(67,560)
Hasbro, Inc.	(335)	(31,393)
Inari Medical, Inc.	(597)	(62,446)
Tandem Diabetes Care, Inc.	(760)	(72,953)
		(367,637)
Miscellaneous Store Retailers - (0.30)%
KKR & Co, Inc.	(1,725)	(78,591)

Motor Vehicle and Parts Dealers - (0.27)%
Murphy USA, Inc.	(573)	(71,424)

Oil and Gas Extraction - (0.21)%
Cabot Oil & Gas Corp.	(2,977)	(55,104)

Other Information Services - (0.26)%
Chegg, Inc.	(444)	(42,859)
CoStar Group, Inc.	(33)	(27,184)
		(70,043)
Performing Arts, Spectator Sports, and Related Industries - (0.96)%
Live Nation Entertainment, Inc.	(857)	(76,153)
Madison Square Garden Entertainment Corp.	(499)	(53,777)
Tegna, Inc.	(6,876)	(125,350)
		(255,280)
Petroleum and Coal Products Manufacturing - (0.69)%
CVR Energy, Inc.	(2,515)	(55,531)
Innospec, Inc.	(357)	(35,861)
Murphy Oil Corp.	(3,445)	(56,256)
Quaker Chemical Corp.	(123)	(34,733)
		(182,381)
Plastics and Rubber Products Manufacturing - (0.27)%
Cooper Tire & Rubber Co.	(1,264)	(72,351)

Primary Metal Manufacturing - (0.53)%
Allegheny Technologies, Inc.	(1,638)	(32,203)
Silicon Laboratories, Inc.	(701)	(109,174)
		(141,377)
Printing and Related Support Activities - (0.12)%
Cimpress PLC (a)	(316)	(31,309)

Professional, Scientific, and Technical Services - (1.96)%
Allogene Therapeutics, Inc.	(1,131)	(39,257)
Arvinas, Inc.	(388)	(30,380)
Axonics Modulation Technologies, Inc.	(1,308)	(65,806)
Biohaven Pharmaceutical Holding Co. Ltd. (a)	(506)	(43,000)
F5 Networks, Inc.	(579)	(109,998)
Health Catalyst, Inc.	(1,362)	(66,043)
NetScout Systems, Inc.	(4,743)	(133,848)
Reata Pharmaceuticals, Inc. - Class A	(262)	(32,032)
		(520,364)
Publishing Industries (except Internet) - (3.11)%
Blackbaud, Inc.	(1,624)	(111,764)
Coupa Software, Inc.	(358)	(123,961)
Dynatrace, Inc.	(2,443)	(121,564)
Fastly, Inc. - Class A	(1,247)	(91,754)
Five9, Inc.	(700)	(129,668)
John Wiley & Sons, Inc. - Class A	(2,554)	(134,545)
MongoDB, Inc.	(287)	(110,762)
		(824,018)
Real Estate - (0.18)%
Walker & Dunlop, Inc.	(487)	(48,534)

Religious, Grantmaking, Civic, Professional, and Similar Organizations - (0.27)%
HealthEquity, Inc.	(872)	(71,809)

Rental and Leasing Services - (0.33)%
Air Lease Corp.	(1,009)	(46,273)
GATX Corp.	(424)	(40,462)
		(86,735)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.04)%
Apollo Global Management, Inc.	(1,449)	(71,668)
Brighthouse Financial, Inc.	(912)	(36,380)
nVent Electric PLC (a)	(1,899)	(49,868)
Verra Mobility Corp.	(8,088)	(115,253)
		(273,169)
Sporting Goods, Hobby, Musical Instrument, and Book Stores - (0.37)%
Dick's Sporting Goods, Inc.	(1,381)	(98,562)

Support Activities for Mining - (0.22)%
Diamondback Energy, Inc.	(840)	(58,195)

Telecommunications - (0.56)%
Cogent Communications Holdings, Inc.	(1,160)	(69,426)
Shenandoah Telecommunications Co.	(1,774)	(78,677)
		(148,103)
Textile Mills - (0.15)%
Albany International Corp. - Class A	(515)	(40,711)

Transit and Ground Passenger Transportation - (0.20)%
Lyft, Inc. - Class A		(966)	(53,806)

Transportation Equipment Manufacturing - (1.14)%
Boeing Co.		(197)	(41,766)
Federal Signal Corp.		(1,255)	(45,695)
Fox Factory Holding Corp.		(513)	(65,228)
Gentex Corp.		(1,855)	(65,630)
Raytheon Technologies Corp.		(557)	(40,098)
Spirit AeroSystems Holdings, Inc. - Class A		(986)	(42,231)
			(300,648)
Utilities - (1.19)%
Antero Midstream Corp.		(6,325)	(55,787)
Essential Utilities, Inc.		(1,012)	(42,565)
New Jersey Resources Corp.		(1,212)	(47,619)
PG&E Corp.		(3,750)	(39,413)
SJW Group		(682)	(42,747)
South Jersey Industries, Inc.		(1,831)	(45,976)
Sunnova Energy International, Inc.		(943)	(42,284)
			(316,391)
Water Transportation - (0.20)%
Kirby Corp.		(857)	(53,614)

TOTAL COMMON STOCKS (Proceeds $9,732,068)			(10,151,968)

REAL ESTATE INVESTMENT TRUSTS (1.78)%
Credit Intermediation and Related Activities - (0.26)%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		(1,216)	(68,376)

Real Estate - (1.42)%
Annaly Capital Management, Inc.		(8,357)	(69,447)
AvalonBay Communities, Inc.		(158)	(27,769)
Equity Commonwealth		(895)	(25,248)
Equity Lifestyle Properties, Inc.		(423)	(26,078)
Equity Residential		(525)	(34,340)
Essex Property Trust, Inc.		(95)	(24,205)
Healthpeak Properties, Inc.		(902)	(26,239)
Hudson Pacific Properties, Inc.		(1,216)	(31,117)
Innovative Industrial Properties, Inc.		(128)	(24,960)
Rexford Industrial Realty, Inc.		(490)	(23,383)
UDR, Inc.		(826)	(34,006)
VEREIT, Inc.		(781)	(30,459)
			(377,251)
Securities Commodity Contracts and Other Financial Instruments - (0.10)%
Americold Realty Trust		(748)	(26,210)

TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $458,842)			(471,837)
Total Securities Sold Short (Proceeds $10,190,910)			$(10,623,805)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2021 in valuing the Funds' investments carried at fair value:

Convergence Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$34,341,392	$-	$-	$34,341,392
Real Estate Investment Trusts	518,551	-	-	518,551
Short-Term Investments	443,053	-	-	443,053
Total Assets	$35,302,996	$-	$-	$35,302,996

Liabilities:
Securities Sold Short
Common Stocks*	$(10,151,968)	$-	$-	$(10,151,968)
Real Estate Investment Trusts	(471,837)	-	-	(471,837)
Total Securities Sold Short	$(10,623,805)	$-	$-	$(10,623,805)
Total Liabilities	$(10,623,805)	$-	$-	$(10,623,805)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended February 28, 2021 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2021.